ALPS ETF TRUST

(the “Trust”)

Supplement dated DECEMBER 31, 2024

to the Statement of Additional Information

dated MARCH 31, 2024, AS SUPPLEMENTED

Effective December 31, 2024, Mary K. Anstine resigned her position as Trustee of the Trust. Therefore, all references to Ms. Anstine serving in that capacity contained in the Statement of Additional Information are hereby deleted as of that date.

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PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE